INCOME TAXES (Details 2)	12 Months Ended
Mar. 31, 2016
Domestic Tax Authority [Member] | United States - Federal [Member]
Income Tax Examination Open Tax Years	2013 - present
Domestic Tax Authority [Member] | United States - State [Member]
Income Tax Examination Open Tax Years	2013 - present
Foreign Tax Authority [Member] | Canada - Federal[Member]
Income Tax Examination Open Tax Years	2012 - present
Foreign Tax Authority [Member] | Canada - Provincial[Member]
Income Tax Examination Open Tax Years	2012 - present